UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   MARCH 31, 2007
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      220 East 42nd Street, 29th Floor
              New York, NY 10017



Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:

/S/ TODD MCELROY              NEW YORK, NEW YORK             MAY 15, 2007
----------------              ------------------             ------------
  [Signature]                    [City, State]                  [Date]


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               78
                                                 -------------

Form 13F Information Table Value Total:            $ 123,289
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None

                                                                Market
                                  Title Of                      Value     Shares/ SH/   PUT  Investment
Name Of issuer                     Class             Cusip     * 1000     Prn Amt Prn  /CALL Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESEARCH - ACACIA          COMMON STOCK     003881307      1187      75000 SH            SOLE                75000
AETNA U S HEALTHCARE INC          COMMON STOCK     00817Y108      1752      40000 SH            SOLE                40000
***AGRIUM INC                     COMMON STOCK     008916108      2300      60000 SH            SOLE                60000
ALCOA INC                         COMMON STOCK     013817101      2204      65000 SH            SOLE                65000
AMERICAN EXPRESS COMPANY          COMMON STOCK     025816109      1128      20000 SH            SOLE                20000
AMERICAN RAILCAR INDUSTRIES       COMMON STOCK     02916P103       894      30000 SH            SOLE                30000
ANNALY CAPITAL MANAGEMENT INC     COMMON STOCK     035710409      2477     160000 SH            SOLE               160000
APPLERA CORP                      COMMON STOCK     038020103      1774      60000 SH            SOLE                60000
BARNES GROUP INC                  COMMON STOCK     067806109      1381      60000 SH            SOLE                60000
BE AEROSPACE INC                  COMMON STOCK     073302101      1902      60000 SH            SOLE                60000
BUILDERS FIRSTSOURCE INC          COMMON STOCK     12008R107       402      25000 SH            SOLE                25000
CIGNA CORP                        COMMON STOCK     125509109      2853      20000 SH            SOLE                20000
CVS CORP                          COMMON STOCK     126650100      1707      50000 SH            SOLE                50000
***CHICAGO BRIDGE & IRON CO NV    COMMON STOCK     167250109      1384      45000 SH            SOLE                45000
COVANTA HOLDING CORPORATION       COMMON STOCK     22282E102      1996      90000 SH            SOLE                90000
DST SYSTEMS INC-DEL               COMMON STOCK     233326107      2256      30000 SH            SOLE                30000
DOMTAR CORPORATION                COMMON STOCK     257559104      1303     140000 SH            SOLE               140000
EBAY INC                          COMMON STOCK     278642103      1658      50000 SH            SOLE                50000
EQUINIX INC                       COMMON STOCK     29444U502      4282      50000 SH            SOLE                50000
FRONTIER OIL CORP                 COMMON STOCK     35914P105      1632      50000 SH            SOLE                50000
GENERAL CABLE CORP-DEL NEW        COMMON STOCK     369300108      1603      30000 SH            SOLE                30000
GOODYEAR TIRE & RUBBER CO         COMMON STOCK     382550101      2183      70000 SH            SOLE                70000
W R GRACE & CO-DEL NEW            COMMON STOCK     38388F108      1849      70000 SH            SOLE                70000
GREAT WOLF RESORTS INC            COMMON STOCK     391523107       728      55000 SH            SOLE                55000
HARMAN INT`L INDUSTR. INC.-NEW    COMMON STOCK     413086109      1441      15000 SH            SOLE                15000
HEALTHSOUTH CORP                  COMMON STOCK     421924309       630      30000 SH            SOLE                30000
JB HUNT TRANSPORT SERVICES INC    COMMON STOCK     445658107       918      35000 SH            SOLE                35000
INTER PARFUMS INC                 COMMON STOCK     458334109      1575      75000 SH            SOLE                75000
INTERCONTINENTALEXCHANGE INC      COMMON STOCK     45865V100       611       5000 SH            SOLE                 5000
INTERFACE INC-CL A                COMMON STOCK     458665106      1279      80000 SH            SOLE                80000
INTERNATIONAL SECURITIES          COMMON STOCK     46031W204      1464      30000 SH            SOLE                30000
INVERNESS MEDICAL INNOVATIONS     COMMON STOCK     46126P106      3065      70000 SH            SOLE                70000
JA SOLAR HLDGS CO LTD             COMMON STOCK     466090107       633      35000 SH            SOLE                35000
JAMBA INC                         COMMON STOCK     47023A101       551      60000 SH            SOLE                60000
KEMET CORP                        COMMON STOCK     488360108       956     125000 SH            SOLE               125000
KOMAG INC                         COMMON STOCK     500453204      1964      60000 SH            SOLE                60000
***KONINKLIJKE PHILIPS ELECTRS    COMMON STOCK     500472303      2286      60000 SH            SOLE                60000
KOPPERS HLDGS INC                 COMMON STOCK     50060P106       898      35000 SH            SOLE                35000
LEVEL 3 COMMUNICATIONS INC        COMMON STOCK     52729N100      1220     200000 SH            SOLE               200000
LIGHTBRIDGE INC                   COMMON STOCK     532226107      1406      80000 SH            SOLE                80000
***MCDERMOTT INTERNATIONAL INC    COMMON STOCK     580037109      1469      30000 SH            SOLE                30000
MCKESSON CORP                     COMMON STOCK     58155Q103      2488      42500 SH            SOLE                42500
MCMORAN EXPLORATION COMPANY       COMMON STOCK     582411104      1028      75000 SH            SOLE                75000
MEDIMMUNE INC                     COMMON STOCK     584699102      2001      55000 SH            SOLE                55000
MILLIPORE CORP                    COMMON STOCK     601073109      2174      30000 SH            SOLE                30000
NYMEX HOLDINGS INC                COMMON STOCK     62948N104      1018       7500 SH            SOLE                 7500
NAVISITE INC                      COMMON STOCK     63935M208      1202     200000 SH            SOLE               200000
NUANCE COMMUNICATIONS INC         COMMON STOCK     67020Y100      1684     110000 SH            SOLE               110000
OPENWAVE SYSTEMS INC              COMMON STOCK     683718308       815     100000 SH            SOLE               100000
OSHKOSH TRUCK CORP                COMMON STOCK     688239201      1590      30000 SH            SOLE                30000
PARAMETRIC TECHNOLOGY CORP        COMMON STOCK     699173209      2100     110000 SH            SOLE               110000
PENN NATIONAL GAMING INC          COMMON STOCK     707569109      1485      35000 SH            SOLE                35000
PIKE ELEC CORP                    COMMON STOCK     721283109       994      55000 SH            SOLE                55000
PINNACLE ENTERTAINMENT INC        COMMON STOCK     723456109       872      30000 SH            SOLE                30000
PRIDE INTERNATIONAL INC DEL       COMMON STOCK     74153Q102      1505      50000 SH            SOLE                50000
QUANTA SERVICES INC               COMMON STOCK     74762E102      1513      60000 SH            SOLE                60000
RANGE RESOURCES CORP              COMMON STOCK     75281A109      1837      55000 SH            SOLE                55000
REGAL ENTMT GROUP CL A            COMMON STOCK     758766109      1292      65000 SH            SOLE                65000
SERVICE CORP INTERNATIONAL        COMMON STOCK     817565104      1245     105000 SH            SOLE               105000
SIRF TECHNOLOGY HOLDINGS INC      COMMON STOCK     82967H101      1388      50000 SH            SOLE                50000
SMITHFIELD FOODS INC              COMMON STOCK     832248108      1498      50000 SH            SOLE                50000
SONOSITE INC                      COMMON STOCK     83568G104       918      32500 SH            SOLE                32500
SPRINT NEXTEL CORPORATION         COMMON STOCK     852061100      1517      80000 SH            SOLE                80000
***SUNOPTA INC                    COMMON STOCK     8676EP108       952      80000 SH            SOLE                80000
***TALISMAN ENERGY INC            COMMON STOCK     87425E103       702      40000 SH            SOLE                40000
TENNECO INC                       COMMON STOCK     880349105      1273      50000 SH            SOLE                50000
TERRA INDUSTRIES INC              COMMON STOCK     880915103      1750     100000 SH            SOLE               100000
THERMO FISHER SCIENTIFIC INC      COMMON STOCK     883556102      4208      90000 SH            SOLE                90000
THOMAS & BETTS CORP               COMMON STOCK     884315102      1221      25000 SH            SOLE                25000
TRONOX INC                        COMMON STOCK     897051108      2088     145000 SH            SOLE               145000
UNISYS CORP                       COMMON STOCK     909214108       843     100000 SH            SOLE               100000
VIRGIN MEDIA INC                  COMMON STOCK     92769L101       758      30000 SH            SOLE                30000
WASHINGTON GROUP INTL INC         COMMON STOCK     938862208      1993      30000 SH            SOLE                30000
***WEATHERFORD INTERNATIONAL      COMMON STOCK     G95089101      2706      60000 SH            SOLE                60000
***AERCAP HOLDINGS NV             COMMON STOCK     N00985106      2183      75000 SH            SOLE                75000
***ULTRAPETROL BAHAMAS LIMITED    COMMON STOCK     P94398107      2517     150000 SH            SOLE               150000
***ENERGY METALS CORPORATION      FOREIGN COMMON
                                  STOCK            29271B106      1199     100000 SH            SOLE               100000
***NEXEN INC                      FOREIGN COMMON
                                  STOCK            65334H102      1533      25000 SH            SOLE                25000

                                                                123289
